Note 12 - Available for sale Financial Assets - Available for sale financial assets debt securities by rating (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 66,251	€ 74,580	€ 108,310
AAA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 687	€ 4,922	€ 1,842
Percentage available for sale financial assets debt securities	1.00%	6.60%	1.70%
AA + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 10,738	€ 11,172	€ 10,372
Percentage available for sale financial assets debt securities	16.20%	15.00%	9.60%
AA [Member]
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 507	€ 594	€ 990
Percentage available for sale financial assets debt securities	0.80%	0.80%	0.90%
AA - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 291	€ 575	€ 938
Percentage available for sale financial assets debt securities	0.40%	0.80%	0.90%
A+ [Member]
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 664	€ 1,230	€ 1,686
Percentage available for sale financial assets debt securities	1.00%	1.60%	1.60%
A [Member]
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 683	€ 7,442	€ 994
Percentage available for sale financial assets debt securities	1.00%	10.00%	0.90%
A - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 1,330	€ 1,719	€ 4,826
Percentage available for sale financial assets debt securities	2.00%	2.30%	4.50%
BBB + [Member]
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 35,175	€ 29,569	€ 51,885
Percentage available for sale financial assets debt securities	53.10%	39.60%	47.90%
BBB [Member]
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 7,958	€ 3,233	€ 23,728
Percentage available for sale financial assets debt securities	12.00%	4.30%	21.90%
BBB - [Member]
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 5,583	€ 6,809	€ 5,621
Percentage available for sale financial assets debt securities	8.40%	9.10%	5.20%
Bb [Member]
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 1,564	€ 2,055	€ 2,639
Percentage available for sale financial assets debt securities	2.40%	2.80%	2.40%
Without Rating [Member]
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 1,071	€ 5,261	€ 2,789
Percentage available for sale financial assets debt securities	1.60%	7.10%	2.60%
Total Exposures [Member]
Available for sale financial assets debt securities by rating [Line Items]
Fair Value	€ 66,251	€ 74,580	€ 108,310
Percentage available for sale financial assets debt securities	100.00%	100.00%	100.00%